April 21, 2011

Via EDGAR and E-Mail

Patrick Scott

Senior Counsel

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-4644

Re:	Great-West Life & Annuity Insurance Company
SecureFoundation Group Fixed Deferred Annuity Certificate
File No. 333-169563

Dear Mr. Scott:

On behalf of Great-West Life & Annuity Insurance Company (the “Company”), enclosed for your convenience is a courtesy copy of Pre-Effective Amendment No. 1 (the “Amendment”) to the above-captioned registration statement on Form S-1. The Amendment was filed with the Securities and Exchange Commission (the “Commission”) on April 21, 2011. For your convenience, the enclosed copy has been marked to highlight changes made from the initial registration statement.

The Amendment incorporates changes made in response to comments raised by the Commission staff in a letter to the Company dated November 23, 2010 on the registration statement originally filed with the Commission on September 24, 2010. The Amendment also contains updated information on certain product features, reflects clarifying or stylistic changes, and includes other information necessary to complete the registration statement.

The following paragraph provides the Company’s responses to the comments raised by the Commission staff. For the staff’s convenience, the staff’s comments are set forth in full below, and then the response follows.

Patrick Scott

April 21, 2011

I.	PROSPECTUS

Termination of the Group Contract (page 25)

Comment: Pursuant to a staff comment on disclosure in the “substantially similar” registration statement (File No. 333-163244), Great-West added disclosure to sub-section (a) that stated that, “Great-West determines in it sole discretion whether or not it will approve any GLWB feature. The terms and conditions of any new GLWB feature will likely differ from the terms and conditions of the Certificate. In addition, the fees associated with any new GLWB feature will likely differ from, and may be greater than, the Guarantee Benefit Fee.” Please explain supplementally to staff why the disclosure is not applicable or was not included in the pertinent paragraph in the filing.

Response: The Company removed this language as it is not applicable to this filing. The language was provided in the registration statement for File No. 333-163244 related to IRA to IRA rollovers. With respect to this filing there is no contractual provision for a rollover from the 403(b) deferred contribution plan except to an IRA, in which case the individual will have to purchase the new Certificate as provided for the in prospectus included within the registration statement for File No. 333-163244.

II.	PART II

A.	Comment: Financial Schedules: Please include the financial schedules per Item 16(b) as required by Regulation S-X and Item 11(3) of Form S-1.

Response: The Company has incorporated by reference its Form 10-K for the fiscal year ended December 31, 2010 in this filing.

B.	Comment: Financial Statements, Exhibits, and Certain Other Information: Any financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement.

Response: The Company has included all required or missing disclosure in this Amendment.

C.	Comment: Representation

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Patrick Scott

April 21, 2011

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time or such request, acknowledging that

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

Response: The Company acknowledges that, with respect to the above-referenced filing:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

We believe that the Amendment responds to all Commission staff comments. We respectfully request that the staff review these materials as soon as possible. Requests for acceleration from the Company and from the principal underwriter accompany this filing, seeking acceleration of

Patrick Scott

April 21, 2011

the effectiveness of the registration statement to April 28, 2011. Any assistance you can provide to the Company to assist it in meeting this request would be very much appreciated.

Please do not hesitate to call the undersigned at 303.737.2013 or Stephen E. Roth at 202.383.0158 with any questions or comments concerning this response. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Very truly yours,

/s/ Keith E. Grindstaff

Keith E. Grindstaff

Enclosures

cc:	Stephen E. Roth